Summary of changes in share options outstanding (Details) (Parenthetical)	Mar. 31, 2025 $ / shares	Mar. 31, 2025 ₨ / shares	[1]	Mar. 31, 2024 $ / shares	Mar. 31, 2024 ₨ / shares	[1]	Mar. 31, 2023 ₨ / shares	[1]
Share plan 2006 and india share plan 2006 [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	$ 85.43			$ 83.34	₨ 356.65		₨ 356.65
Stock Option 2016 And Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 85.43			$ 83.34

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 85.43 per USD as at March 31, 2025 (March 31, 2024 INR 83.34 per USD).